WRAPmail, Inc. - Consolidated Statements of Cash Flows - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities:
Net loss		$ (3,632,902)	$ (26,637)	$ (26,642)	$ (26,642)	$ (480,068)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation		1,456,827				180,000
Impairment of goodwill		1,880,518
Depreciation of property and equipment		805
Amortization of intangible assets		2,980	303		404	405
Impairment of debt discounts		32,114
Changes in operating assets and liabilities:
Accounts receivable		(12,909)				2,610
Accounts payable		28,194				82,376
Accrued expenses payable		7,597	286		86	6,285
Net cash used in operating activities		(236,776)	$ (26,048)		$ (26,152)	$ (208,392)
Investing Activities:
Cash received from acquisition	[1]	563
Intangible assets additions						$ (65)
Investments	[2]	(11,500)
Net cash used in investing activities		(10,937)				$ (65)
Financing Activities:
Proceeds received from notes and loans payable		50,000	$ 21,000		$ 21,000	145,000
Repayments of notes and loans payable		(40,000)
Proceeds from sales of common stock		300,000			100,000	50,000
Net cash provided by financing activities		310,000	21,000		121,000	195,000
Increase (decrease) in cash and cash equivalents		62,287	(5,048)		94,848	(13,457)
Cash, beginning of period		100,475	5,627	$ 100,475	5,627	19,084
Cash, end of period		162,762	579		$ 100,475	5,627
Non-cash investing and financing activities:
Issuance of common stock in satisfaction of debt		$ 47,270				$ 319,000
Forgiveness of debt	[3]		$ 87,242
Issuance of common stock for acquisition	[4]	$ 1,998,911
Issuance of common stock in satisfaction of accrued interest		4,375
Issuance of common stock in satisfaction of accounts payable		82,376
Debt discount recognized in connection with issuance of common stock as additional consideration for $50,000 loan		$ 47,872

[1]	Cash received from acquisition of Prosperity Systems, Inc.
[2]	Investment in Stock Market Manager, Inc.
[3]	Forgiveness of debt ($67,000) and accrued interest ($20,242)
[4]	Issuance of common stock for acquisition of Prosperity Systems, Inc. (less $563 cash received)